Fair value performance shares (Details)	Dec. 31, 2018 KRW (₩)
Vested at December 31, 2013
Fair value performance shares [Line Items]
Fair value per share	₩ 45,926
Vested at December 31, 2014
Fair value performance shares [Line Items]
Fair value per share	47,376
Vested at December 31, 2015
Fair value performance shares [Line Items]
Fair value per share	40,889
Vested at December 31, 2016
Fair value performance shares [Line Items]
Fair value per share	45,766
Vested at December 31, 2017
Fair value performance shares [Line Items]
Fair value per share	49,405
Vested at December 31, 2018
Fair value performance shares [Line Items]
Fair value per share	40,580
Not Expired performance shares
Fair value performance shares [Line Items]
Fair value per share	₩ 39,600